Note 3 - Vessels, Net	6 Months Ended
Jun. 30, 2021
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]

3. Vessels, net

The amounts in the accompanying unaudited condensed consolidated balance sheets are as follows:

	Costs	Accumulated Depreciation	Net Book Value

Balance, January 1, 2021	116,331,440	(17,872,993)	98,458,447
Depreciation for the period	-	(3,193,086)	(3,193,086)
Capitalized expenses	332,655	-	332,655
Balance, June 30, 2021	116,664,095	(21,066,079)	95,598,016

Capitalized expenses for the six-month period ended June 30, 2021 mainly refer to smart bunkers monitoring systems (“Flow meters”) installed on all of the Company’s vessels and installation of Water Ballast Treatment (“WBT”) system on one of the Company’s vessels.

The Company has signed a contract for the construction of two Eco design fuel efficient containerships. The vessels will have a carrying capacity of about 2,800 teu each and will be built at Hyundai Mipo Dockyard Co. in Korea. The two newbuildings are scheduled to be delivered during the first and second quarter of 2023, respectively. The total consideration for these two newbuilding contracts is about $76 million which will be financed with a combination of debt and own cash.

As of June 30, 2021 all vessels are used as collateral under the Company’s loan agreements (see Note 6).